Schedule of Investments (unaudited) June 30, 2019	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 36.9%
Bank of China Ltd., Class H	43,676,000	$18,448,742
China Construction Bank Corp., Class H	62,292,960	53,661,648
China Life Insurance Co. Ltd., Class H	4,427,000	10,902,461
China Merchants Bank Co. Ltd., Class H	2,148,000	10,709,069
China Mobile Ltd.	3,234,000	29,452,685
China Overseas Land & Investment Ltd.	2,206,000	8,132,198
China Petroleum & Chemical Corp., Class H	14,321,600	9,734,105
CNOOC Ltd.	9,308,000	15,917,425
Industrial & Commercial Bank of China Ltd., Class H	44,750,115	32,649,684
Meituan Dianping, Class B(a)(b)	2,291,200	20,089,242
PetroChina Co. Ltd., Class H	12,172,000	6,715,049
Ping An Insurance Group Co. of China Ltd., Class H	2,864,000	34,386,330
Tencent Holdings Ltd.	3,186,200	143,802,127
Xiaomi Corp., Class B(a)(b)(c)	7,661,200	9,806,336

		404,407,101

Hong Kong — 19.0%
AIA Group Ltd.	6,960,600	75,063,110
CK Asset Holdings Ltd.	1,530,648	11,980,688
CK Hutchison Holdings Ltd.	1,611,148	15,879,475
CLP Holdings Ltd.	1,001,000	11,044,633
Galaxy Entertainment Group Ltd.	1,469,000	9,899,885
Hang Seng Bank Ltd.	393,800	9,804,045
Hong Kong & China Gas Co. Ltd.	5,728,662	12,700,214
Hong Kong Exchanges & Clearing Ltd.	687,800	24,280,991
Link REIT	1,253,000	15,396,864
Sands China Ltd.	1,432,000	6,846,106
Sun Hung Kai Properties Ltd.	895,000	15,179,200

		208,075,211

Singapore — 6.1%
DBS Group Holdings Ltd.	1,038,200	19,920,671
Oversea-Chinese Banking Corp. Ltd.	2,327,074	19,608,000
Singapore Telecommunications Ltd.	4,546,600	11,761,780
United Overseas Bank Ltd.	809,900	15,641,884

		66,932,335

South Korea — 20.9%
Celltrion Inc.(a)(b)	59,428	10,576,758
Hyundai Mobis Co. Ltd.(a)	39,022	7,958,846
Hyundai Motor Co.	84,130	10,200,667
KB Financial Group Inc.	231,626	9,197,637
KT&G Corp.	73,390	6,260,698
LG Chem Ltd.	27,208	8,353,385
NAVER Corp.	85,204	8,412,295
POSCO	45,824	9,703,346
Samsung Electronics Co. Ltd.	3,125,340	127,216,888
Shinhan Financial Group Co. Ltd.(b)	274,944	10,691,539
SK Hynix Inc.	336,878	20,277,158

		228,849,217

Security	Shares	Value

Taiwan — 15.0%
Cathay Financial Holding Co. Ltd.	5,012,866	$6,940,010
Chunghwa Telecom Co. Ltd.	2,148,551	7,816,812
CTBC Financial Holding Co. Ltd.	11,456,359	7,874,990
Formosa Chemicals & Fibre Corp.	2,506,804	8,313,103
Formosa Plastics Corp.	2,506,071	9,238,562
Hon Hai Precision Industry Co. Ltd.	7,160,052	17,842,786
Largan Precision Co. Ltd.	55,000	6,826,414
MediaTek Inc.	899,112	9,089,688
Nan Ya Plastics Corp.	3,222,510	8,154,970
Taiwan Semiconductor Manufacturing Co. Ltd.	10,740,343	82,645,953

		164,743,288

Total Common Stocks — 97.9% (Cost: $974,955,939)		1,073,007,152

Preferred Stocks

South Korea — 1.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	479,362	15,879,787

Total Preferred Stocks — 1.4% (Cost: $17,896,178)		15,879,787

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	12,276,389	12,282,527
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	1,011,955	1,011,955

		13,294,482

Total Short-Term Investments — 1.2% (Cost: $13,291,183)		13,294,482

Total Investments in Securities — 100.5% (Cost: $1,006,143,300)		1,102,181,421

Other Assets, Less Liabilities — (0.5)%		(5,659,413)

Net Assets — 100.0%		$1,096,522,008

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	16,829,243	(4,552,854)	12,276,389	$12,282,527	$120,188	(a)	$(790)	$1,758
BlackRock Cash Funds: Treasury, SL Agency Shares	1,051,537	(39,582)	1,011,955	1,011,955	8,065		—	—

				$13,294,482	$128,253		$(790)	$1,758

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,073,007,152	$—	$—	$1,073,007,152
Preferred Stocks	15,879,787	—	—	15,879,787
Money Market Funds	13,294,482	—	—	13,294,482

	$1,102,181,421	$—	$—	$1,102,181,421

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2